Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.85%
Aerospace & Defense–1.00%
Textron, Inc.	192,236	$13,577,629
Air Freight & Logistics–2.28%
FedEx Corp.	135,074	30,863,058
Apparel Retail–0.44%
Ross Stores, Inc.	55,579	5,898,599
Apparel, Accessories & Luxury Goods–0.96%
Ralph Lauren Corp.(b)	111,041	12,955,154
Asset Management & Custody Banks–1.81%
State Street Corp.	323,337	24,473,378
Automobile Manufacturers–1.65%
General Motors Co.	607,592	22,286,475
Broadline Retail–0.67%
eBay, Inc.	203,811	9,043,094
Building Products–1.97%
Johnson Controls International PLC	442,976	26,676,015
Cable & Satellite–1.36%
Comcast Corp., Class A	486,360	18,437,908
Casinos & Gaming–1.40%
Las Vegas Sands Corp.(c)	328,761	18,887,320
Communications Equipment–3.56%
Cisco Systems, Inc.	610,262	31,901,446
F5, Inc.(c)	111,112	16,187,907
		48,089,353
Construction Machinery & Heavy Transportation Equipment– 3.43%
Caterpillar, Inc.	109,443	25,044,936
Wabtec Corp.	211,038	21,327,500
		46,372,436
Diversified Banks–8.09%
Bank of America Corp.	1,098,530	31,417,958
Citigroup, Inc.	371,900	17,438,391
Fifth Third Bancorp	507,278	13,513,886
JPMorgan Chase & Co.	131,571	17,145,017
Wells Fargo & Co.	801,407	29,956,594
		109,471,846
Diversified Chemicals–0.58%
BASF SE (Germany)	149,503	7,840,841
Electrical Components & Equipment–3.37%
Eaton Corp. PLC	139,003	23,816,774
Emerson Electric Co.	249,792	21,766,875
		45,583,649
Fertilizers & Agricultural Chemicals–1.15%
CF Industries Holdings, Inc.	214,217	15,528,590
Shares		Value
Health Care Distributors–2.55%
Henry Schein, Inc.(c)	208,063	$16,965,457
McKesson Corp.	49,316	17,558,962
		34,524,419
Health Care Equipment–2.85%
Baxter International, Inc.	171,281	6,947,157
Becton, Dickinson and Co.	67,116	16,613,895
Medtronic PLC	185,213	14,931,872
		38,492,924
Health Care Facilities–1.77%
HCA Healthcare, Inc.	41,081	10,832,238
Universal Health Services, Inc., Class B	103,402	13,142,394
		23,974,632
Health Care Services–1.65%
CVS Health Corp.	299,964	22,290,325
Health Care Supplies–0.51%
DENTSPLY SIRONA, Inc.	174,583	6,857,620
Hotels, Resorts & Cruise Lines–1.30%
Booking Holdings, Inc.(c)	6,644	17,622,612
Household Products–1.41%
Kimberly-Clark Corp.	142,450	19,119,639
Industrial Conglomerates–1.36%
General Electric Co.	192,839	18,435,408
Integrated Oil & Gas–5.38%
Chevron Corp.	212,314	34,641,152
Exxon Mobil Corp.	115,715	12,689,307
Suncor Energy, Inc. (Canada)	817,097	25,370,862
		72,701,321
Interactive Media & Services–2.97%
Alphabet, Inc., Class A(c)	86,175	8,938,933
Meta Platforms, Inc., Class A(c)	147,475	31,255,851
		40,194,784
Investment Banking & Brokerage–1.91%
Goldman Sachs Group, Inc. (The)	55,144	18,038,154
Morgan Stanley	89,482	7,856,519
		25,894,673
IT Consulting & Other Services–2.75%
Cognizant Technology Solutions Corp., Class A	331,314	20,186,962
DXC Technology Co.(c)	663,026	16,946,945
		37,133,907
Life & Health Insurance–0.91%
MetLife, Inc.	212,357	12,303,965
Managed Health Care–3.25%
Elevance Health, Inc.	67,829	31,188,452
Humana, Inc.	26,239	12,737,985
		43,926,437

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Shares		Value
Multi-line Insurance–2.07%
American International Group, Inc.	555,057	$27,952,671
Multi-Utilities–1.55%
Dominion Energy, Inc.	375,096	20,971,617
Oil & Gas Exploration & Production–4.81%
ConocoPhillips	191,929	19,041,276
Devon Energy Corp.	133,049	6,733,610
Hess Corp.	100,967	13,361,973
Marathon Oil Corp.	601,221	14,405,255
Pioneer Natural Resources Co.	56,078	11,453,371
		64,995,485
Packaged Foods & Meats–1.28%
Kraft Heinz Co. (The)	448,311	17,336,186
Paper & Plastic Packaging Products & Materials–1.49%
International Paper Co.	559,904	20,190,138
Personal Care Products–1.02%
Haleon PLC(c)	3,462,257	13,812,810
Pharmaceuticals–6.38%
Bristol-Myers Squibb Co.	224,579	15,565,570
Johnson & Johnson	136,663	21,182,765
Merck & Co., Inc.	220,375	23,445,696
Sanofi, ADR	480,625	26,155,613
		86,349,644
Property & Casualty Insurance–0.83%
Allstate Corp. (The)	100,944	11,185,605
Regional Banks–2.81%
Citizens Financial Group, Inc.	444,234	13,491,387
Huntington Bancshares, Inc.	1,205,981	13,506,987
M&T Bank Corp.	91,899	10,988,363
		37,986,737
Semiconductors–4.06%
Intel Corp.	389,235	12,716,308
NXP Semiconductors N.V. (China)(b)	136,497	25,453,278
QUALCOMM, Inc.	131,066	16,721,400
		54,890,986
Shares		Value
Soft Drinks & Non-alcoholic Beverages–1.17%
Coca-Cola Co. (The)	255,540	$15,851,146
Systems Software–2.10%
Microsoft Corp.	98,713	28,458,958
Tobacco–2.74%
Philip Morris International, Inc.	380,541	37,007,612
Wireless Telecommunication Services–1.25%
T-Mobile US, Inc.(c)	116,542	16,879,943
Total Common Stocks & Other Equity Interests (Cost $948,963,796)		1,323,327,549
Money Market Funds–0.99%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	4,563,321	4,563,322
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	3,550,789	3,551,499
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	5,215,224	5,215,224
Total Money Market Funds (Cost $13,328,108)		13,330,045
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.84% (Cost $962,291,904)		1,336,657,594
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.79%
Invesco Private Government Fund, 4.78%(d)(e)(f)	10,546,560	10,546,560
Invesco Private Prime Fund, 4.98%(d)(e)(f)	27,119,726	27,119,726
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,668,609)		37,666,286
TOTAL INVESTMENTS IN SECURITIES–101.63% (Cost $999,960,513)		1,374,323,880
OTHER ASSETS LESS LIABILITIES—(1.63)%		(21,976,781)
NET ASSETS–100.00%		$1,352,347,099
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at March 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,120,893	$14,079,620	$(27,637,192)	$-	$-	$4,563,322	$163,500
Invesco Liquid Assets Portfolio, Institutional Class	13,236,127	10,056,871	(19,740,851)	(2,374)	1,726	3,551,499	97,625
Invesco Treasury Portfolio, Institutional Class	20,709,592	16,090,994	(31,585,362)	-	-	5,215,224	150,786
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,917,689	68,734,916	(76,106,045)	-	-	10,546,560	114,612*
Invesco Private Prime Fund	46,074,057	158,818,487	(177,764,168)	(5,303)	(3,347)	27,119,726	318,234*
Total	$116,058,358	$267,780,888	$(332,833,618)	$(7,677)	$(1,621)	$50,996,331	$844,757

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/14/2023	Deutsche Bank AG	USD	1,032,460	CAD	1,416,611	$15,874
04/14/2023	Goldman Sachs & Co.	EUR	470,915	USD	511,159	171
04/14/2023	Royal Bank of Canada	USD	1,936,196	CAD	2,650,438	25,206
04/14/2023	Royal Bank of Canada	USD	340,468	EUR	316,714	3,198
04/14/2023	Royal Bank of Canada	USD	387,891	GBP	316,796	2,990
Subtotal—Appreciation						47,439
Currency Risk
04/14/2023	Canadian Imperial Bank of Commerce	CAD	19,261,636	USD	13,955,756	(298,428)
04/14/2023	Deutsche Bank AG	CAD	461,506	USD	336,924	(4,604)
04/14/2023	Deutsche Bank AG	GBP	151,474	USD	183,623	(3,274)
04/14/2023	Goldman Sachs & Co.	CAD	338,693	USD	249,038	(1,605)
04/14/2023	Goldman Sachs & Co.	EUR	915,156	USD	985,702	(7,331)
04/14/2023	Royal Bank of Canada	CAD	966,695	USD	709,357	(6,026)
04/14/2023	Royal Bank of Canada	EUR	14,424,158	USD	15,240,897	(410,710)
04/14/2023	Royal Bank of Canada	GBP	5,722,245	USD	6,785,465	(274,953)
Subtotal—Depreciation						(1,006,931)
Total Forward Foreign Currency Contracts						$(959,492)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,301,673,898	$21,653,651	$—	$1,323,327,549
Money Market Funds	13,330,045	37,666,286	—	50,996,331
Total Investments in Securities	1,315,003,943	59,319,937	—	1,374,323,880
Other Investments - Assets*
Forward Foreign Currency Contracts	—	47,439	—	47,439
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,006,931)	—	(1,006,931)
Total Other Investments	—	(959,492)	—	(959,492)
Total Investments	$1,315,003,943	$58,360,445	$—	$1,373,364,388

*	Unrealized appreciation (depreciation).
Invesco V.I. Comstock Fund